ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
8	ACQUISITIONS

During the year ended December 31, 2009, the Group entered into definite agreements with Beijing Xiang Yun Kang Drugstore, Wenzhou Ren Ren Hao Chain Drugstore Co., Ltd. and Shanghai Riye Chain Co., Ltd. (“Shanghai Riye”) to acquire six, eight and five stores, respectively in order to expand its retail store network. These acquisitions were approved by the investment committee of the Company. During the year ended December 31, 2010, the Group completed three business combinations in which it acquired six stores from Beijing Xiang Yun Kang Drugstore, eight stores from Wenzhou Ren Ren Hao Chain Drugstore Co., Ltd., and three stores from Shanghai Riye. The Group accounted for these business combinations using the acquisition method of accounting. The total aggregate purchase price of RMB12,775 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with the amount of RMB10,627 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of income.

As of December 31, 2010, acquisition deposits of RMB2,000 related to the amount paid to Shanghai Riye for the proposed acquisition of the remaining two stores. The proposed acquisition of one store from Shanghai Riye was completed in the first quarter of 2011. The proposed acquisition of the other store is not expected to be executed according to the terms of acquisition agreement. The related deposit of RMB 1,000 has been received in full in March 2012.

The Group accounted for the above business combination using the acquisition method of accounting. The purchase price of RMB1,000 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with an amount of RMB730 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of income.

The primary purpose of these acquisitions was to gain presence in new geographic areas or increase market share in existing geographic areas so as to gain regional operational synergy in drugstore operations.

A summary of the identifiable assets acquired and liabilities assumed in connection with these acquisitions are as follows:

	10,6270	10,6270
	Year ended December 31,
	2010	2011
	RMB	RMB

Total aggregate purchase price	12,775	1,000

Property and equipment	266	—
Operating rights (Note 9(a))	2,509	359
Deferred tax liability	(627)	(89)

Net assets acquired and liabilities assumed	2,148	270

Goodwill	10,627	730

Goodwill arising from these business combinations is not deductible for income tax purpose. No pro forma financial information as if the acquisitions had occurred on January 1, 2010 or 2011 has been provided since the effect would not be material to the Group’s consolidated financial condition or results of operations.